Relevant Events (Tables)	12 Months Ended
Dec. 31, 2023
Relevant Events [Abstract]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission	During the year 2023 Banco de Chile has reported as essential fact the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission:
Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
January 6, 2023	11/2022	GI	4,000,000	CLF	09/01/2035	2.61%
March 16, 2023	14/2016	DG	9,750,000,000	CLP	05/01/2027	6.55%
March 23, 2023	14/2016	DG	11,250,000,000	CLP	05/01/2027	6.55%
April 11, 2023	11/2022	GG	650,000	CLF	05/01/2035	2.50%
April 28, 2023	11/2015	CG	500,000	CLF	08/01/2032	2.65%
May 18, 2023	11/2022	GB	460,000	CLF	09/01/2034	2.78%
June 2, 2023	11/2015	CH	300,000	CLF	12/01/2032	2.96%
June 6, 2023	11/2022	GB	215,000	CLF	09/01/2034	2.78%
June 8, 2023	11/2015	BU	290,000	CLF	08/01/2029	3.39%
June 9, 2023	11/2015	BU	510,000	CLF	08/01/2029	3.39%
June 9, 2023	11/2015	CE	740,000	CLF	12/01/2031	2.94%
June 12, 2023	11/2022	FW	4,000,000	CLF	05/01/2033	2.89%
June 15, 2023	11/2015	BU	650,000	CLF	08/01/2029	3.26%
June 16, 2023	11/2022	GB	200,000	CLF	09/01/2034	2.78%

Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
August 1, 2023	11/2015	CI	155,000	CLF	02/01/2033	3.04%
August 18, 2023	11/2015	CI	515,000	CLF	02/01/2033	3.35%
August 24, 2023	11/2015	CH	250,000	CLF	12/01/2032	3.34%
August 25, 2023	9/2015	BO	630,000	CLF	02/01/2028	3.61%
August 29, 2023	9/2015	BO	1,370,000	CLF	02/01/2028	3.61%
August 29, 2023	11/2015	CE	260,000	CLF	12/01/2031	3.27%
November 3, 2023	11/2022	FB	210,000	CLF	04/01/2029	4.16%
November 7, 2023	11/2022	FB	440,000	CLF	04/01/2029	4.16%
November 8, 2023	11/2022	EY	900,000	CLF	04/01/2028	4.26%
November 9, 2023	11/2022	FB	100,000	CLF	04/01/2029	4.16%
November 14, 2023	11/2015	CI	680,000	CLF	02/01/2033	3.90%
November 14, 2023	11/2015	CH	200,000	CLF	12/01/2032	3.90%
November 15, 2023	11/2022	FB	660,000	CLF	04/01/2029	4.16%
November 22, 2023	11/2015	CE	100,000	CLF	12/01/2031	3.64%
November 23, 2023	11/2015	CE	300,000	CLF	12/01/2031	3.60%
December 1, 2023	11/2022	GH	4,000,000	CLF	06/01/2035	3.67%
December 5, 2023	11/2015	CH	400,000	CLF	12/01/2032	3.55%
December 18, 2023	11/2015	CG	250,000	CLF	08/01/2032	3.31%
December 20, 2023	11/2015	CH	250,000	CLF	12/01/2032	3.21%

Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN	During the year 2023 Banco de Chile has reported as an essential fact the following placements in the foreign market, issued under its Medium Term Notes Program (“MTN”):
Date	Amount	Currency	Maturity date	Average rate
June 1, 2023	700,000,000	MXN	06/03/2027	TIIE (28 days) + 0.85%
June 8, 2023	6,300,000,000	JPY	06/16/2025	0.75%